Fair Value of Financial Assets and Liabilities - Schedule of Convertible Note Valuation Model (Details) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Face value | $	$ 4,000	$ 4,000	$ 4,000
Coupon rate			12.00%
Stock price | $ / shares	$ 0.1	$ 0.17	$ 0.19
Term (years)			7 months 6 days
Valuation input for convertible note	0	0
Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Coupon rate	12.00%	12.00%
Term (years)	51 years	8 months 12 days
Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Coupon rate	17.00%	17.00%
Term (years)	1 year 2 months 1 day	3 years 2 months 8 days
Risk-Free Interest Rate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Valuation input for convertible note	1.07	0.29	0.09
Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Valuation input for convertible note			70